Expense Example - Roundhill Magnificent Seven Plus ETF - Roundhill Magnificent Seven Plus ETF Shares	Nov. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	$ 36